PRODUCT DEVELOPMENT AND WEBSITE COSTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2018	Apr. 30, 2017
Value of shares issued	$ (1,900,000)	$ 30,000
Amount payable to BitReturn	350,000
BitReturn Agreement [Member]
Cash payments under agreement	$ 350,000
BitReturn Agreement [Member] | Restricted Stock [Member]
Number of shares issued (in shares)	10,000,000
Value of shares issued	$ 1,900,000